UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-23801

Bitwise Funds Trust

(Exact name of registrant as specified in charter)

250 Montgomery Street, Suite 200

San Francisco, California 94101

(Address of principal executive offices) (Zip code)

Delaware Trust Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808

(Name and address of agent for service)

Copies of Communications to

Richard J. Coyle, Esq.

Chapman and Cutler, LLP

320 South Canal Street

Chicago, Illinois 60606

Katherine Dowling, Esq.

Bitwise Asset Management, Inc.

250 Montgomery Street, Suite 200

San Francisco, CA 94104

Registrant’s telephone number, including area code:  (415) 707-3663

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of

Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Bitwise Bitcoin Standard Corporations ETF

OWNB | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025

This semi-annual shareholder report contains important information about the Bitwise Bitcoin Standard Corporations ETF for the period of March 10, 2025 to June 30, 2025. You can find additional information about the Fund at www.ownbetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Bitcoin Standard Corporations ETF	$32Footnote Reference(1)	0.85%Footnote Reference(a)
Footnote	Description
Footnote(1)	The Fund commenced operations on March 11, 2025. Expense for a full reporting period would be higher than the amount shown.
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$29,922,857
Total advisory fees paid	$25,701
Total number of portfolio holdings	25
Period portfolio turnover rate	70%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	71.3%
Consumer Discretionary	11.6%
Financials	6.3%
Communication Services	5.5%
Health Care	4.3%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Web3 ETF

BWEB | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025

This semi-annual shareholder report contains important information about the Bitwise Web3 ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bwebetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Web3 ETF	$47	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$4,295,610
Total advisory fees paid	$15,165
Total number of portfolio holdings	41
Period portfolio turnover rate	18%

Summary of Holdings by Sector

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	38.0%
Communication Services	27.3%
Financials	24.0%
Real Estate	6.4%
Consumer Discretionary	2.7%
Energy	1.4%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise COIN Option Income Strategy ETF

ICOI | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025

This semi-annual shareholder report contains important information about the Bitwise COIN Option Income Strategy ETF for the period of April 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.icoietf.com. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise COIN Option Income Strategy ETF	$19Footnote Reference(1)	0.95%Footnote Reference(a)
Footnote	Description
Footnote(1)	The Fund commenced operations on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$4,431,734
Total advisory fees paid	$3,856
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Option	13.8%
Money Market Funds	14.4%
Other Assets in Excess of Liabilities	71.8%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise GME Option Income Strategy ETF

IGME | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025

This semi-annual shareholder report contains important information about the Bitwise GME Option Income Strategy ETF for the period of June 9, 2025 to June 30, 2025. You can find additional information about the Fund at www.igmeetf.com. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise GME Option Income Strategy ETF	$5Footnote Reference(1)	0.95%Footnote Reference(a)
Footnote	Description
Footnote(1)	The Fund commenced operations on June 10, 2025. Expense for a full reporting period would be higher than the amount shown.
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,148,747
Total advisory fees paid	$511
Total number of portfolio holdings	3
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Options	6.2%
Money Market Funds	3.2%
Other Assets in Excess of Liabilities	90.6%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise MARA Option Income Strategy ETF

IMRA | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025

This semi-annual shareholder report contains important information about the Bitwise MARA Option Income Strategy ETF for the period of April 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.imraetf.com. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise MARA Option Income Strategy ETF	$25Footnote Reference(1)	0.95%Footnote Reference(a)
Footnote	Description
Footnote(1)	The Fund commenced operations on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$15,307,032
Total advisory fees paid	$5,843
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Option	15.5%
Money Market Funds	5.5%
Other Assets in Excess of Liabilities	79.0%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise MSTR Option Income Strategy ETF

IMST | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025

This semi-annual shareholder report contains important information about the Bitwise MSTR Option Income Strategy ETF for the period of April 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.imstetf.com. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise MSTR Option Income Strategy ETF	$26Footnote Reference(1)	0.95%Footnote Reference(a)
Footnote	Description
Footnote(1)	The Fund commenced operations on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$99,248,125
Total advisory fees paid	$109,427
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Option	14.3%
Money Market Funds	2.6%
Other Assets in Excess of Liabilities	83.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

BITC | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025

This semi-annual shareholder report contains important information about the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bitcetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$41	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,415,621
Total advisory fees paid	$83,955
Total number of portfolio holdings	3
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bills	70.8%
Money Market Funds	19.3%
Other Assets in Excess of Liabilities	9.9%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF

BTOP | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025

This semi-annual shareholder report contains important information about the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.btopetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$39	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$4,537,657
Total advisory fees paid	$17,487
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bills	88.1%
Money Market Funds	11.8%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

AETH | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025

This semi-annual shareholder report contains important information about the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.aethetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	$41	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$6,238,826
Total advisory fees paid	$27,958
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bills	92.8%
Money Market Funds	7.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s semi-annual financial statements are attached herewith.

(b)	The registrant’s financial highlights are attached herewith.

June 30, 2025

Semi-Annual Financial Statements and Other Information

Bitwise Funds Trust

Bitwise Bitcoin Standard Corporations ETF (OWNB)

Bitwise Web3 ETF (BWEB)

(This page intentionally left blank)

Bitwise Funds Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise Bitcoin Standard Corporations ETF

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks – 99.0%
Communication Services – 5.5%
Boyaa Interactive International Ltd.	1,672,708	$1,182,615
Nexon Co. Ltd.	23,200	467,389

		1,650,004

Consumer Discretionary – 11.6%
Cango, Inc., ADR*	218,926	1,061,791
GameStop Corp., Class A*	14,091	343,679
Metaplanet, Inc.*	142,300	1,625,498
Tesla, Inc.*	1,413	448,854

		3,479,822

Financials – 6.3%
Block, Inc.*	6,414	435,703
Coinbase Global, Inc., Class A*	1,659	581,463
Fold Holdings, Inc.*	94,949	401,634
Galaxy Digital, Inc., Class A*	20,825	455,113

		1,873,913

Health Care – 4.3%
Semler Scientific, Inc.*	33,530	1,298,952

Information Technology – 71.3%
Bitdeer Technologies Group, Class A*	29,795	342,047
Bitfarms Ltd.*	1,194,315	989,063
BITFUFU, INC., Class A*	307,424	992,979
Blockchain Group (The)*	230,122	1,164,251
Canaan, Inc., ADR*	695,988	430,329
Cleanspark, Inc.*	129,609	1,429,587
Exodus Movement, Inc., Class A*	37,838	1,090,870
Hive Digital Technologies Ltd.*	550,706	992,845
Hut 8 Corp.*	73,348	1,364,273
MARA Holdings, Inc.*	166,261	2,606,972
Microstrategy, Inc., Class A*	14,807	5,985,434
Next Technology Holding, Inc.*	891,411	2,050,245
Riot Platforms, Inc.*	168,050	1,898,965

		21,337,860

Total Common Stocks (Cost $26,553,496)		29,640,551

Money Market Funds – 0.1%
DWS Government Money Market Series Institutional, 4.31%(a) (Cost $17,117)	17,117	17,117

Total Investments – 99.1% (Cost $26,570,613)		$29,657,668
Other Assets in Excess of Liabilities – 0.9%		265,189

Net Assets – 100.0%		$29,922,857

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2025.

ADR :  American Depositary Receipt

See Notes to Consolidated Financial Statements.	4

Bitwise Bitcoin Standard Corporations ETF

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Summary of Investment Type

Industry	% of Net Assets
Information Technology	71.3%
Consumer Discretionary	11.6%
Financials	6.3%
Communication Services	5.5%
Health Care	4.3%
Money Market Funds	0.1%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Net Assets	100.0%

Country Breakdown^

Country	% of Net Assets
United States	61.3%
China	15.7%
Canada	11.2%
Japan	7.0%
France	3.9%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

^	The Fund’s country breakdown may change over time.

See Notes to Consolidated Financial Statements.	5

Bitwise Web3 ETF

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks – 99.8%
Communication Services – 27.3%
Alphabet, Inc., Class C	339	$60,135
Electronic Arts, Inc.	1,188	189,724
Meta Platforms, Inc., Class A	453	334,355
ROBLOX Corp., Class A*	3,296	346,739
Take-Two Interactive Software, Inc.*	764	185,537
Tencent Holdings Ltd.	898	57,541

		1,174,031

Consumer Discretionary – 2.7%
Alibaba Group Holding Ltd., ADR	495	56,138
LVMH Moet Hennessy Louis Vuitton SE	110	57,408

		113,546

Energy – 1.4%
Exxon Mobil Corp	568	61,230

Financials – 24.0%
Block, Inc.*	2,733	185,653
Coinbase Global, Inc., Class A*	1,256	440,215
Defi Technologies, Inc.*	6,212	17,983
Etoro Group Ltd., Class A*	276	18,379
Galaxy Digital, Inc., Class A*	3,014	65,868
Mastercard, Inc., Class A	101	56,756
OSL Group Ltd.*	8,249	16,162
Robinhood Markets, Inc., Class A*	1,845	172,747
Visa, Inc., Class A	160	56,808

		1,030,571

Information Technology – 38.0%
Akamai Technologies, Inc.*	758	60,458
Applied Digital Corp.*	3,609	36,343
Bit Digital, Inc.*	4,160	9,110
Bitdeer Technologies Group, Class A*	1,720	19,746
Cipher Mining, Inc.*	5,309	25,377
Circle Internet Group, Inc.*	648	117,476
Cleanspark, Inc.*	5,503	60,698
Cloudflare, Inc., Class A*	989	193,676
CompoSecure, Inc., Class A*	238	3,353
Core Scientific, Inc.*	5,583	95,302
Hut 8 Corp.*	1,886	35,066
Iris Energy Ltd.*	4,887	71,204
MARA Holdings, Inc.*	6,805	106,702
Microsoft Corp.	126	62,674
Northern Data AG*	738	20,791
NVIDIA Corp	418	66,040
Riot Platforms, Inc.*	6,589	74,456
Shopify, Inc., Class A*	2,835	327,017
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	289	65,456
Terawulf, Inc.*	5,845	25,601
Unity Software, Inc.*	6,482	156,864

		1,633,410

See Notes to Financial Statements.	6

Bitwise Web3 ETF

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate – 6.4%
Equinix, Inc.	346	$275,232

Total Common Stocks (Cost $3,976,362)		4,288,020

Money Market Funds – 0.2%
DWS Government Money Market Series Institutional, 4.31%(a) (Cost $9,282)	9,282	9,282

Total Investments – 100.0% (Cost $3,985,644)		$4,297,302
Liabilities in Excess of Other Assets – (0.0)%†		(1,692)

Net Assets – 100.0%		$4,295,610

*	Non Income Producing

†	Less than 0.05%

(a)	Rate shown reflects the 7-day yield as of June 30, 2025.

ADR :  American Depositary Receipt

Summary of Investment Type

Industry	% of Net Assets
Information Technology	38.0%
Communication Services	27.3%
Financials	24.0%
Real Estate	6.4%
Consumer Discretionary	2.7%
Energy	1.4%
Money Market Funds	0.2%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

Country Breakdown^

Country	% of Net Assets
United States	82.7%
Canada	8.8%
China	3.0%
Australia	1.7%
Taiwan	1.5%
France	1.4%
Germany	0.5%
Israel	0.4%
Liabilities in Excess of Other Assets	(0.0)%†
Total	100.0%

^	The Fund’s country breakdown may change over time.
†	Less than 0.05%

See Notes to Financial Statements.	7

Bitwise Funds Trust

Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

	Bitwise Bitcoin Standard Corporations ETF	Bitwise Web3 ETF
Assets
Investments, at fair value	$29,657,668	$4,297,302
Foreign currency at value	10,289	122
Receivables:
Capital shares	302,069	—
Securities sold	275,006	—
Dividends	5,324	886
Foreign tax reclaim	128	144

Total assets	30,250,484	4,298,454

Liabilities
Due to custodian	434	—
Payables:
Securities purchased	311,850	—
Investment advisory fees	15,343	2,844

Total liabilities	327,627	2,844

Net Assets	$29,922,857	$4,295,610

Net Assets Consist of
Paid-in capital	$26,677,281	$3,725,688
Distributable earnings (loss)	3,245,576	569,922

Net Assets	$29,922,857	$4,295,610

Number of Common Shares outstanding	950,008	64,000

Net Asset Value, offering and redemption price per share	$31.50	$67.12

Investments, at cost	$26,570,613	$3,985,644

Foreign currency at cost	$10,289	$122

See Notes to Financial Statements.	8

Bitwise Funds Trust

Statements of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

	Bitwise Bitcoin Standard Corporations ETF	Bitwise Web3 ETF
Investment Income
Dividend income*	$15,852	$7,786

Expenses
Investment advisory fees	25,701	15,165

Total expenses	25,701	15,165

Net investment income (loss)	(9,849)	(7,379)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	180,495	(4,648)
In-kind redemptions	—	367,575
Foreign currency transactions	(12,120)	(14)

Net realized gain (loss)	168,375	362,913

Net change in unrealized appreciation (depreciation) on:
Investments	3,087,055	401,511
Foreign currency translations	(5)	11

Net unrealized gain (loss)	3,087,050	401,522

Net realized and unrealized gain (loss)	3,255,425	764,435

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,245,576	$757,056

* Net of foreign tax withheld	$240	$182

See Notes to Financial Statements.	9

Bitwise Funds Trust

Statements of Changes in Net Assets

	Bitwise Bitcoin Standard Corporations ETF	Bitwise Web3 ETF
	For the period March 10, 2025(1) to June 30, 2025 (Unaudited)	For the Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(9,849)	$(7,379)		$(13,135)
Net realized gain (loss)	168,375	362,913		602,441
Net change in net unrealized appreciation (depreciation)	3,087,050	401,522		(157,261)

Net increase (decrease) in net assets resulting from operations	3,245,576	757,056		432,045

Fund Shares Transactions
Proceeds from shares sold	26,677,081	1,270,074	(2)	5,970,955	(3)
Value of shares redeemed	—	(1,264,992	)(2)	(3,912,624	)(3)

Net increase (decrease) in net assets resulting from fund share transactions	26,677,081	5,082		2,058,331

Total net increase (decrease) in net assets	29,922,657	762,138		2,490,376

Net Assets
Beginning of period	200	3,533,472		1,043,096

End of period	$29,922,857	$4,295,610		$3,533,472

Changes in Shares Outstanding
Shares outstanding, beginning of period	8	64,000		24,000
Shares sold	950,000	20,000	(2)	120,000	(3)
Shares redeemed	—	(20,000	)(2)	(80,000	)(3)

Shares outstanding, end of period	950,008	64,000		64,000

(1)	Commencement of operations.
(2)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $1,270,074 and $(1,264,992), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 20,000 and (20,000), respectively.

(3)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $2,934,675 and $(2,939,712), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 60,000 and (60,000), respectively.

See Notes to Financial Statements.	10

Bitwise Funds Trust

Financial Highlights

Bitwise Bitcoin Standard Corporations ETF Selected Per Share Data					Period Ended June 30, 2025(a) (Unaudited)
Net Asset Value, beginning of period					$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)					(0.03)
Net realized and unrealized gain (loss)					6.53

Total from investment operations					6.50

Net Asset Value, end of period					$31.50

Total Return (%)					44.04	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)					$30
Ratio of expenses (%)					0.85	(d)(e)
Ratio of net investment income (loss) (%)					(0.33	)(d)(e)
Portfolio turnover rate (%)(f)					70	(c)

	For the Six		Years Ended December 31
	Months Ended				Period Ended
Bitwise Web3 ETF	June 30, 2025				December 31,
Selected Per Share Data	(Unaudited)		2024	2023	2022(g)
Net Asset Value, beginning of period	$55.21		$43.46	$21.94	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.11)		(0.23)	(0.16)	(0.03)
Net realized and unrealized gain (loss)	12.02		11.98	21.68	(3.03)

Total from investment operations	11.91		11.75	21.52	(3.06)

Net Asset Value, end of period	$67.12		$55.21	$43.46	$21.94

Total Return (%)	21.57	(c)	27.03	98.13	(12.25	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4		$4	$1	$1
Ratio of expenses (%)	0.85	(d)	0.85	0.85	0.85	(d)
Ratio of net investment income (loss) (%)	(0.41	)(d)	(0.50)	(0.53)	(0.44	)(d)
Portfolio turnover rate (%)(f)	18	(c)	28	32	51	(c)

(a)	For the period March 10, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period March 11, 2025 (commencement of Fund expenses) through June 30, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.
(g)	For the period October 3, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements.	11

Bitwise Funds Trust

Notes to Financial Statements

June 30, 2025 (Unaudited)

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022 as a Delaware Statutory Trust.

As of June 30, 2025, the Trust consists of nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Bitwise Bitcoin Standard Corporations ETF

Bitwise Web3 ETF

Each Fund is a non-diversified series of the Trust.

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, Bitwise Bitcoin Standard Corporations ETF and Bitwise Web3 ETF issues and redeems shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots of 25,000 and 20,000 shares respectively, each called a “Creation Unit”, to authorized participants. An authorized participant is either (i) a broker-dealer or other participant in the clearing process through Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with the Distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds or tender such shares for redemption to the Funds, in Creation Units only.

Fund	Investment objectives
Bitwise Bitcoin Standard Corporations ETF

The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Bitcoin Standard Corporations Index. The Index was designed to provide focused exposure to corporations that hold at least 1,000 bitcoin as a corporate treasury asset.

Bitwise Web3 ETF

The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Bitcoin Web3 Equities Index. The Index was designed to provide focused exposure to the next major era of the internet: Web3.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Adviser (“the Valuation Committee”).

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities in the fair value hierarchy.

Investments in open-ended investment companies are valued at their reported NAV each business day and are categorized as Level 1.

12

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2025 for each Fund based upon the three levels defined above:

Bitwise Bitcoin Standard Corporations ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$29,640,551	$—	$—	$29,640,551
Money Market Funds	17,117	—	—	17,117

TOTAL	29,657,668	—	—	29,657,668

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	4,288,020	—	—	4,288,020
Money Market Funds	9,282	—	—	9,282

TOTAL	4,297,302	—	—	4,297,302

Cash

Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy is to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Funds’ policy is to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance

13

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Each Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

Foreign Taxes

Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invests. These foreign taxes, if any, are paid by the Funds and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in its respective net realized gain (loss) categories. Receivables and payables related to foreign taxes, if any, are disclosed in the Funds’ Statement of Assets and Liabilities.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Foreign Currency Risk

To the extent that the Funds invests in securities that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory (for the applicable Funds), transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds, the Adviser is entitled to receive a management fee from each Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Bitwise Bitcoin Standard Corporations ETF	0.85%
Bitwise Web3 ETF	0.85%

This unitary management fee is designed to pay each Funds’ expenses and to compensate the Adviser for the services it provides to the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Vident Asset Management (the “Sub-Adviser”) serves as the Sub-Adviser to Bitwise Web3 ETF. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in

14

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

A Trustee and certain Officers of the Funds are also employees of the Adviser and receive no compensation from the Funds.

4. Investment Transactions

The Fund’s purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Bitwise Bitcoin Standard Corporations ETF	$8,723,510	$7,738,221
Bitwise Web3 ETF	754,736	660,935

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Bitwise Bitcoin Standard Corporations ETF	$25,387,713	$—
Bitwise Web3 ETF	1,165,109	1,256,835

5. Fund Share Transactions

Bitwise Bitcoin Standard Corporations and Bitwise Web3 ETF issues and redeems Shares at NAV only in large blocks of 25,000 and 20,000 shares respectively (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Funds.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

6. Affiliate Ownership

As of June 30, 2025, Bitwise Asset Management, Inc., the parent company of the Adviser, directly held 6.25% of Bitwise Web3 ETF shares outstanding.

7. Federal Income Taxes

At December 31, 2024, for Federal income tax purposes, the Fund have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Bitwise Web3 ETF	$ 44,008	$ 2,665	$46,673

15

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

At December 31, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Bitwise Web3 ETF	$ 3,661,966	$ (140,459)	$ 220,575	$ (361,034)

The tax character of current year distributions will be determined at the end of the current fiscal year.

8. Segment Reporting

In this reporting period, the Trust adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Selective members of the Executive Management Committee, Officers of the Fund and other senior personnel of the Funds’ adviser, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each individual Fund as a whole and each individual long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of each Fund’s portfolio composition, total return, expense ratio and changes in net assets (i.e., changes in net assets resulting from operations, creations and redemptions), which are used by the CODM to assess the segment’s performance versus each Funds’ comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Funds’ financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations for each respective Fund.

9. Risk and Uncertainties

Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.

10. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were available to be issued. Management has determined that there were no other material events that would require disclosure or recognition in the Funds’ financial statements other than those disclosed above, which occurred during the period subsequent to June 30, 2025.

16

Bitwise Funds Trust

Board Considerations Regarding Approval of Investment Management Agreement
(Unaudited)

Approval of the Initial Term of the Investment Management Agreement Relating to the Bitwise Bitcoin Standard Corporations ETF

At a regularly scheduled meeting held on February 26, 2025 (the “February Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Bitwise Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Bitwise Investment Manager, LLC (“BIM” or the “Adviser”) and the Trust, on behalf of Bitwise Bitcoin Standard Corporations ETF (the “New Fund”).

Pursuant to Section 15 of the 1940 Act, the Investment Management Agreement must be approved with respect to the New Fund by: (i) the vote of the Board or shareholders of the New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Management Agreement.

In addition to the written materials provided to the Board in advance of the February Meeting, representatives from the Adviser provided the Board with an overview, during the February Meeting, of the New Fund’s proposed strategy, the services proposed to be provided to the New Fund by the Adviser, and additional information about the Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the New Fund, the New Fund’s proposed fees, and the operational aspects of the New Fund. The Board considered the Adviser’s presentation and the materials it received in advance of the February Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Investment Management Agreement. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser. The Board deliberated on the approval of the Investment Management Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Investment Management Agreement was both written and oral.

At the February Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the New Fund; (ii) the New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and its respective affiliates from their relationship with the Trust and the New Fund; (iv) comparative fee and expense data for the New Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each New Fund grows and whether the overall advisory fee for the New Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the New Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Investment Management Agreement are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Investment Management Agreement with respect to the New Fund separately.

Approval of the Investment Management Agreement with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the New Fund, determining the assets to be purchased, retained or sold by the New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Fund, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Adviser.

Performance. The Board noted that because the New Fund had not yet commenced operations, they could not consider the New Fund’s past performance. The Board was presented with information about the New Fund’s investment strategy. The Board noted that the Adviser

17

Bitwise Funds Trust

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

does not currently manage a directly comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison with the New Fund but did note the Adviser’s good record of prior performance for the other registered funds for which it serves as investment adviser. The Board noted that while the Adviser serves as investment adviser to the Bitwise Web3 ETF, which is an index fund structurally similar to the New Fund, the Adviser utilized an investment sub-adviser for the Bitwise Web3 ETF, while it would not utilize an investment sub-adviser for the New Fund. Additionally, the Board considered that the Adviser did not anticipate material amounts of tracking error as it related to the New Fund’s tracking of its underlying index. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Fund under the Investment Management Agreement, and that the Adviser was expected to obtain an acceptable level of investment returns for the New Fund’s shareholders. The Board considered the qualifications of the proposed portfolio managers and agreed that the Adviser was well positioned to manage the strategies proposed.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategy of the New Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Fund. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the New Fund’s proposed unitary fee and the differences in the New Fund’s strategy from the Selected Peer Group. In considering the level of the advisory fee with respect to the New Fund, the Board also noted that the Adviser did not manage any other accounts with a similar investment strategy. The Board did review a summary of all management fees charged by Bitwise Asset Management, Inc., an affiliate of the Adviser (“BAM”), across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that the New Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the New Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the New Fund had not yet commenced operations and consequently, the future size of the New Fund and the Adviser’s future profitability were generally unpredictable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Adviser or its affiliates from the Adviser’s relationship with the New Fund. They noted that the Adviser will not use soft dollars when executing portfolio transactions for the New Fund. They also noted that, to the extent that the New Fund is successful, it may lead to positive public relations for the Adviser.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the New Fund’s shareholders through the New Fund’s unitary fee structure. In the event there were to be significant asset growth in the New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth and the possibility of adopting an expense reimbursement/fee waiver agreement or the introduction of fee breakpoints in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the New Fund and its shareholders.

18

Bitwise Funds Trust

Additional Information (Unaudited)

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

19

Investment Adviser	Investment Sub-Adviser	Custodian, Administrator,
Bitwise Investment	Vident Asset Management	Securities Lending Agent &
Manager, LLC	1125 Sanctuary Parkway,	Transfer Agent
250 Montgomery Street,	Suite 515	The Bank of New York Mellon
Suite 200	Alpharetta, GA 30009	240 Greenwich Street
San Francisco, CA 94104		New York, NY 10036

Distributor	Independent Registered	Legal Counsel
Foreside Fund Services, LLC	Public Accounting Firm	Chapman and Cutler LLP
Three Canal Plaza, Suite 100	KPMG LLP	320 South Canal Street
Portland, ME 04101	345 Park Avenue	Chicago, IL 60606
New York, NY 10154

Bitwise Funds Trust
250 Montgomery Street,
Suite 200,
San Francisco, CA 94104

June 30, 2025

Semi-Annual Financial Statements

and Other Information

Bitwise Funds Trust

Bitwise COIN Option Income Strategy ETF (ICOI)

Bitwise GME Option Income Strategy ETF (IGME)

Bitwise MARA Option Income Strategy ETF (IMRA)

Bitwise MSTR Option Income Strategy ETF (IMST)

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF (BITC)

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF (BTOP)

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF (AETH)

Bitwise Funds Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise COIN Option Income Strategy ETF

Schedule of Investments

June 30, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Option – 13.8%
Calls – Exchange-Traded – 13.8%
Coinbase Global, Inc.
Expiration: 9/19/25; Exercise Price: $335.01(a)	125	$4,187,625	$612,364

Total Purchased Options (Cost $577,000)			612,364

		Shares
Money Market Funds – 14.4%
DWS Government Money Market Series Institutional, 4.31%(b) (Cost $636,552)		636,552	636,552

Total Investments – 28.2% (Cost $1,213,552)			$1,248,916
Other Assets in Excess of Liabilities – 71.8%			3,182,818

Net Assets – 100.0%			$4,431,734

	Number of Contracts	Notional Amount
Written Options – (14.4)%

Calls – Exchange-Traded – (5.9)%
Coinbase Global, Inc.
Expiration: 7/03/25; Exercise Price: $365.00	(15)	$(547,500)	(4,455)
Expiration: 7/18/25; Exercise Price: $330.00	(53)	(1,749,000)	(159,236)
Expiration: 7/18/25; Exercise Price: $350.00	(41)	(1,435,000)	(74,497)
Expiration: 7/18/25; Exercise Price: $360.00	(16)	(576,000)	(22,880)

			(261,068)

Puts – Exchange-Traded – (8.5)%
Coinbase Global, Inc.
Expiration: 9/19/25; Exercise Price: $335.01	(125)	(4,187,625)	(376,476)

Total Written Options (Premiums Received $630,694)			$(637,544)

(a)	Held in connection with Written Options.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.

Summary of Investment Type

Industry	% of Net Assets
Purchased Option	13.8%
Money Market Funds	14.4%
Total Investments	28.2%
Other Assets in Excess of Liabilities	71.8%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	3

Bitwise GME Option Income Strategy ETF

Schedule of Investments

June 30, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Options – 6.2%
Calls – Exchange-Traded – 6.2%
GameStop Corp.
Expiration: 7/18/25; Exercise Price: $23.01(a)	704	$1,619,904	$131,556
Expiration: 7/18/25; Exercise Price: $30.01(a)	164	492,164	3,011

			134,567

Total Purchased Options (Cost $174,710)			134,567

		Shares
Money Market Funds – 3.2%
DWS Government Money Market Series Institutional, 4.31%(b) (Cost $68,245)		68,245	68,245

Total Investments – 9.4% (Cost $242,955)			$202,812
Other Assets in Excess of Liabilities – 90.6%			1,945,935

Net Assets – 100.0%			$2,148,747

	Number of Contracts	Notional Amount
Written Options – (7.7)%

Calls – Exchange-Traded – (1.7)%
GameStop Corp.
Expiration: 7/11/25; Exercise Price: $25.50	(704)	$(1,795,200)	(28,160)
Expiration: 7/18/25; Exercise Price: $26.00	(164)	(426,400)	(9,377)

			(37,537)

Puts – Exchange-Traded – (6.0)%
GameStop Corp.
Expiration: 7/18/25; Exercise Price: $23.01	(704)	(1,619,904)	(33,468)
Expiration: 7/18/25; Exercise Price: $30.01	(164)	(492,164)	(94,702)

			(128,170)

Total Written Options (Premiums Received $170,171)			$(165,707)

(a)	Held in connection with Written Options.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.

See Notes to Consolidated Financial Statements.	4

Bitwise GME Option Income Strategy ETF

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Summary of Investment Type

Industry	% of Net Assets
Purchased Options	6.2%
Money Market Funds	3.2%
Total Investments	9.4%
Other Assets in Excess of Liabilities	90.6%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	5

Bitwise MARA Option Income Strategy ETF

Schedule of Investments

June 30, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Option – 15.5%
Calls – Exchange-Traded – 15.5%
MARA Holdings, Inc.
Expiration: 9/19/25; Exercise Price: $15.01(a)	9,888	$14,841,888	$2,382,613

Total Purchased Options (Cost $2,056,938)			2,382,613

		Shares
Money Market Funds – 5.5%
DWS Government Money Market Series Institutional, 4.31%(b) (Cost $838,725)		838,725	838,725

Total Investments – 21.0% (Cost $2,895,663)			$3,221,338
Other Assets in Excess of Liabilities – 79.0%			12,085,694

Net Assets – 100.0%			$15,307,032

	Number of Contracts	Notional Amount
Written Options – (14.0)%

Calls – Exchange-Traded – (3.7)%
MARA Holdings, Inc.
Expiration: 7/03/25; Exercise Price: $15.50	(646)	$(1,001,300)	(29,716)
Expiration: 7/03/25; Exercise Price: $16.00	(2,242)	(3,587,200)	(56,050)
Expiration: 7/18/25; Exercise Price: $15.00	(1,322)	(1,983,000)	(171,860)
Expiration: 7/18/25; Exercise Price: $16.50	(4,556)	(7,517,400)	(259,692)
Expiration: 7/18/25; Exercise Price: $17.00	(1,122)	(1,907,400)	(45,284)

			(562,602)

Puts – Exchange-Traded – (10.3)%
MARA Holdings, Inc.
Expiration: 9/19/25; Exercise Price: $15.01	(9,888)	(14,841,888)	(1,585,541)

Total Written Options (Premiums Received $2,285,417)			$(2,148,143)

(a)	Held in connection with Written Options.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.

Summary of Investment Type

Industry	% of Net Assets
Purchased Option	15.5%
Money Market Funds	5.5%
Total Investments	21.0%
Other Assets in Excess of Liabilities	79.0%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	6

Bitwise MSTR Option Income Strategy ETF

Schedule of Investments

June 30, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Option – 14.3%
Calls – Exchange-Traded – 14.3%
MicroStrategy, Inc.
Expiration: 9/19/25; Exercise Price: $380.01(a)	2,436	$92,570,436	$14,256,325

Total Purchased Options (Cost $10,996,860)			14,256,325

		Shares
Money Market Funds – 2.6%
DWS Government Money Market Series Institutional, 4.31%(b) (Cost $2,535,930)		2,535,930	2,535,930

Total Investments – 16.9% (Cost $13,532,790)			$16,792,255
Other Assets in Excess of Liabilities – 83.1%			82,455,870

Net Assets – 100.0%			$99,248,125

	Number of Contracts	Notional Amount
Written Options – (10.1)%

Calls – Exchange-Traded – (2.7)%
MicroStrategy, Inc.
Expiration: 7/03/25; Exercise Price: $395.00	(38)	$(1,501,000)	(46,360)
Expiration: 7/03/25; Exercise Price: $415.00	(300)	(12,450,000)	(99,000)
Expiration: 7/11/25; Exercise Price: $405.00	(81)	(3,280,500)	(98,658)
Expiration: 7/11/25; Exercise Price: $410.00	(108)	(4,428,000)	(108,108)
Expiration: 7/18/25; Exercise Price: $390.00	(373)	(14,547,000)	(928,647)
Expiration: 7/18/25; Exercise Price: $395.00	(438)	(17,301,000)	(953,859)
Expiration: 7/18/25; Exercise Price: $400.00	(250)	(10,000,000)	(476,250)

			(2,710,882)

Puts – Exchange-Traded – (7.4)%
MicroStrategy, Inc.
Expiration: 9/19/25; Exercise Price: $380.01	(2,436)	(92,570,436)	(7,355,697)

Total Written Options (Premiums Received $11,076,623)			$(10,066,579)

(a)	Held in connection with Written Options.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.

See Notes to Consolidated Financial Statements.	7

Bitwise MSTR Option Income Strategy ETF

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Summary of Investment Type

Industry	% of Net Assets
Purchased Option	14.3%
Money Market Funds	2.6%
Total Investments	16.9%

Other Assets in Excess of Liabilities	83.1%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	8

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 70.8%
U.S. Treasury Bill, 4.00%, 7/29/2025(a)	$4,500,000	$4,485,492
U.S. Treasury Bill, 4.18%, 7/31/2025(a)	10,000,000	9,965,442

Total U.S. Treasury Bills (Cost $14,450,121)		14,450,934

	Shares
Money Market Funds – 19.3%
DWS Government Money Market Series Institutional, 4.31%(b) (Cost $3,943,104)	3,943,104	3,943,104

Total Investments – 90.1% (Cost $18,393,225)		$18,394,038
Other Assets in Excess of Liabilities – 9.9%		2,021,583

Net Assets – 100.0%		$20,415,621

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.

At June 30, 2025, open Futures Contracts were as follows:

				Value/
				Unrealized
	Number of	Notional	Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts:†
CME Bitcoin Futures	34	$18,399,950	7/25/25	$(664)

†	Cash in the amount of $9,976 has been pledged as collateral for open Futures Contracts as of June 30, 2025.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	70.8%
Money Market Funds	19.3%
Total Investments	90.1%
Other Assets in Excess of Liabilities	9.9%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	9

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 88.1%
U.S. Treasury Bill, 4.24%, 7/10/2025(a)
(Cost $3,995,838)	$4,000,000	$3,995,817

	Shares
Money Market Funds – 11.8%
DWS Government Money Market Series Institutional, 4.31%(b) (Cost $537,081)	537,081	537,081

Total Investments – 99.9% (Cost $4,532,919)		$4,532,898
Other Assets in Excess of Liabilities – 0.1%		4,759

Net Assets – 100.0%		$4,537,657

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.

At June 30, 2025, open Futures Contracts were as follows:

				Value/
				Unrealized
	Number of	Notional	Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts:
CME Ether Futures	13	$1,645,800	7/25/25	$(232)
CME Bitcoin Futures	3	1,623,525	7/25/25	(803)

Total net unrealized depreciation				$(1,035)

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	88.1%
Money Market Funds	11.8%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	10

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 92.8%
U.S. Treasury Bill, 4.24%, 7/10/2025(a) (Cost $5,793,961)	$5,800,000	$5,793,934

	Shares
Money Market Funds – 7.1%
DWS Government Money Market Series Institutional, 4.31%(b) (Cost $440,448)	440,448	440,448

Total Investments – 99.9% (Cost $6,234,409)		$6,234,382
Other Assets in Excess of Liabilities – 0.1%		4,444

Net Assets – 100.0%		$6,238,826

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of June 30, 2025.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	92.8%
Money Market Funds	7.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	11

Bitwise Funds Trust

Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

	Bitwise COIN Option Income Strategy ETF	Bitwise GME Option Income Strategy ETF	Bitwise MARA Option Income Strategy ETF	Bitwise MSTR Option Income Strategy ETF
Assets
Investments, at fair value	$1,248,916	$202,812	$3,221,338	$16,792,255
Cash	3,685,110	2,112,068	14,843,268	98,726,598
Receivables:
Capital shares	553,967	—	—	—
Securities sold	50,128	—	—	1,038,791
Interest	627	86	844	7,235

Total assets	5,538,748	2,314,966	18,065,450	116,564,879

Liabilities
Payables:
Written options	637,544	165,707	2,148,143	10,066,579
Distributions payable	392,705	—	605,349	3,824,774
Securities purchased	74,183	—	—	767,648
Investment advisory fees	2,582	512	4,926	59,467
Capital shares	—	—	—	2,598,286

Total liabilities	1,107,014	166,219	2,758,418	17,316,754

Net Assets	$4,431,734	$2,148,747	$15,307,032	$99,248,125

Net Assets Consist of
Paid-in capital	$4,330,375	$2,143,631	$14,933,539	$96,366,878
Distributable earnings (loss)	101,359	5,116	373,493	2,881,247

Net Assets	$4,431,734	$2,148,747	$15,307,032	$99,248,125

Number of Common Shares outstanding	80,004	50,004	320,004	1,910,005

Net Asset Value, offering and redemption price per share	$55.39	$42.97	$47.83	$51.96

Investments, at cost	$1,213,552	$242,955	$2,895,663	$13,532,790

Premiums received	$630,694	$170,171	$2,285,417	$11,076,623

See Notes to Consolidated Financial Statements.	12

Bitwise Funds Trust

Consolidated Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Assets
Investments, at fair value	$18,394,038	$4,532,898	$6,234,382
Cash	19,333	5,354	5,028
Deposit at Broker for Futures Contracts	9,976	—	276
Receivables:
Securities sold	1,993,546	—	—
Interest	14,006	3,466	3,695
Investment adviser	3,458	1,150	1,224

Total assets	20,434,357	4,542,868	6,244,605

Liabilities
Due to broker	3,458	1,150	1,224
Payables:
Investment advisory fees	14,614	3,026	4,555
Unrealized depreciation on Futures Contracts	664	1,035	—

Total liabilities	18,736	5,211	5,779

Net Assets	$20,415,621	$4,537,657	$6,238,826

Net Assets Consist of
Paid-in capital	$22,607,017	$5,926,654	$7,434,735
Distributable earnings (loss)	(2,191,396)	(1,388,997)	(1,195,909)

Net Assets	$20,415,621	$4,537,657	$6,238,826

Number of Common Shares outstanding	450,004	150,004	175,004

Net Asset Value, offering and redemption price per share	$45.37	$30.25	$35.65

Investments, at cost	$18,393,225	$4,532,919	$6,234,409

See Notes to Consolidated Financial Statements.	13

Bitwise Funds Trust

Statements of Operations

Period ended June 30, 2025 (Unaudited)

	Bitwise COIN Option Income Strategy ETF(1)	Bitwise GME Option Income Strategy ETF(2)	Bitwise MARA Option Income Strategy ETF(1)	Bitwise MSTR Option Income Strategy ETF(1)
Investment Income
Interest income	$5,152	$85	$4,321	$214,463

Total income	5,152	85	4,321	214,463

Expenses
Investment advisory fees	3,856	511	5,843	109,427

Total expenses	3,856	511	5,843	109,427

Net investment income (loss)	1,296	(426)	(1,522)	105,036

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	957,360	—	(352,070)	(287,947)
Written options	(369,614)	41,221	357,512	5,877,100

Net realized gain (loss)	587,746	41,221	5,442	5,589,153

Net change in unrealized appreciation (depreciation) on:
Investments	35,364	(40,143)	325,675	3,259,465
Written options	(6,850)	4,464	137,274	1,010,044

Net unrealized gain (loss)	28,514	(35,679)	462,949	4,269,509

Net realized and unrealized gain (loss)	616,260	5,542	468,391	9,858,662

Net Increase (Decrease) in Net Assets Resulting from Operations	$617,556	$5,116	$466,869	$9,963,698

(1)	For the period April 1, 2025 (commencement of operations) through June 30, 2025.
(2)	For the period June 9, 2025 (commencement of operations) through June 30, 2025.

See Notes to Consolidated Financial Statements.	14

Bitwise Funds Trust

Consolidated Statements of Operations

Period ended June 30, 2025 (Unaudited)

	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Investment Income
Dividend income	$136,009	$24,097	$52,625
Interest income	205,672	49,452	67,697

Total income	341,681	73,549	120,322

Expenses
Investment advisory fees	83,955	17,487	27,958
Broker expense	15,880	6,891	5,520
Other expenses	9,697	2,212	2,967

Total expenses	109,532	26,590	36,445

Less fees waived (see Note 5):
Waiver / Reimbursement	(25,577)	(9,103)	(8,487)

Net expenses	83,955	17,487	27,958

Net investment income (loss)	257,726	56,062	92,364

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	12	106	25
Futures	(1,099,690)	(975,544)	(422,403)

Net realized gain (loss)	(1,099,678)	(975,438)	(422,378)

Net change in unrealized appreciation (depreciation) on:
Investments	(816)	(1,049)	(1,443)
Futures	(664)	(1,035)	—

Net unrealized gain (loss)	(1,480)	(2,084)	(1,443)

Net realized and unrealized gain (loss)	(1,101,158)	(977,522)	(423,821)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(843,432)	$(921,460)	$(331,457)

See Notes to Consolidated Financial Statements.	15

Bitwise Funds Trust

Statements of Changes in Net Assets

	Bitwise COIN Option Income Strategy ETF		Bitwise GME Option Income Strategy ETF
	For the period		For the period
	April 1, 2025(1) to June 30, 2025 (Unaudited)		June 9, 2025(1) to June 30, 2025 (Unaudited)

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,296		$(426)
Net realized gain (loss)	587,746		41,221
Net change in net unrealized appreciation (depreciation)	28,514		(35,679)

Net increase (decrease) in net assets resulting from operations	617,556		5,116

Distributions to shareholders	(516,197	)(2)	—

Fund Shares Transactions
Proceeds from shares sold	4,330,175		2,143,431
Value of shares redeemed	—		—

Net increase (decrease) in net assets resulting from fund share transactions	4,330,175		2,143,431

Total net increase (decrease) in net assets	4,431,534		2,148,547

Net Assets
Beginning of period	200		200

End of period	$4,431,734		$2,148,747

Changes in Shares Outstanding
Shares outstanding, beginning of period	4		4
Shares sold	80,000		50,000
Shares redeemed	—		—

Shares outstanding, end of period	80,004		50,004

(1)	Commencement of operations.
(2)	All of the distributions to shareholders came from distributable earnings.

See Notes to Consolidated Financial Statements.	16

Bitwise Funds Trust

Statements of Changes in Net Assets (Continued)

	Bitwise MARA Option Income Strategy ETF	Bitwise MSTR Option Income Strategy ETF
	For the period	For the period
	April 1, 2025(1) to June 30, 2025	April 1, 2025(1) to June 30, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(1,522)	$105,036
Net realized gain (loss)	5,442	5,589,153
Net change in net unrealized appreciation (depreciation)	462,949	4,269,509

Net increase (decrease) in net assets resulting from operations	466,869	9,963,698

Distributions to Shareholders from:
Distributable earnings	(93,376)	(7,082,451)
Return of capital(2)	(605,348)	(3,824,775)

Total distributions	(698,724)	(10,907,226)

Fund Shares Transactions
Proceeds from shares sold	15,538,687	109,052,266
Value of shares redeemed	—	(8,860,813)

Net increase (decrease) in net assets resulting from fund share transactions	15,538,687	100,191,453

Total net increase (decrease) in net assets	15,306,832	99,247,925

Net Assets
Beginning of period	200	200

End of period	$15,307,032	$99,248,125

Changes in Shares Outstanding
Shares outstanding, beginning of period	4	4
Shares sold	320,000	2,080,001
Shares redeemed	—	(170,000)

Shares outstanding, end of period	320,004	1,910,005

(1)	Commencement of operations.
(2)

Return of capital is estimated based off the 19a-1 notices disseminated throughout the period. Final tax characterization on distributions to shareholders will be finalized at fiscal year end, December 31, 2025.

See Notes to Consolidated Financial Statements.	17

Bitwise Funds Trust

Consolidated Statements of Changes in Net Assets

	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF			Bitwise Trendwise BTC/ ETH and Treasuries Rotation Strategy ETF
	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024		For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$257,726	$338,524		$56,062	$231,131
Net realized gain (loss)	(1,099,678)	6,089,864		(975,438)	2,791,190
Net change in net unrealized appreciation (depreciation)	(1,480)	208,487		(2,084)	32,364

Net increase (decrease) in net assets resulting from operations	(843,432)	6,636,874		(921,460)	3,054,685

Distributions to shareholders	—	(7,581,644	)(1)	—	(2,602,022	)(1)

Fund Shares Transactions
Proceeds from shares sold	3,375,018	18,287,905		797,673	5,691,177
Value of shares redeemed	(1,105,603)	(5,021,730)		(601,366)	(4,280,385)

Net increase (decrease) in net assets resulting from fund share transactions	2,269,415	13,266,175		196,307	1,410,792

Total net increase (decrease) in net assets	1,425,983	12,321,406		(725,153)	1,863,455

Net Assets
Beginning of period	18,989,638	6,668,232		5,262,810	3,399,355

End of period	$20,415,621	$18,989,638		$4,537,657	$5,262,810

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,004	200,004		150,004	100,004
Shares sold	75,000	325,000		25,000	125,000
Shares redeemed	(25,000)	(125,000)		(25,000)	(75,000)

Shares outstanding, end of period	450,004	400,004		150,004	150,004

(1)	All of the distributions to shareholders came from distributable earnings.

See Notes to Consolidated Financial Statements.	18

Bitwise Funds Trust

Consolidated Statements of Changes in Net Assets (Continued)

	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$92,364	$285,800
Net realized gain (loss)	(422,378)	319,112
Net change in net unrealized appreciation (depreciation)	(1,443)	(26,064)

Net increase (decrease) in net assets resulting from operations	(331,457)	578,848

Distributions to shareholders	—	(1,228,142	)(1)

Fund Shares Transactions
Proceeds from shares sold	—	15,941,983
Value of shares redeemed	(1,774,919)	(9,347,147)

Net increase (decrease) in net assets resulting from fund share transactions	(1,774,919)	6,594,836

Total net increase (decrease) in net assets	(2,106,376)	5,945,542

Net Assets
Beginning of period	8,345,202	2,399,660

End of period	$6,238,826	$8,345,202

Changes in Shares Outstanding
Shares outstanding, beginning of period	225,004	75,004
Shares sold	—	375,000
Shares redeemed	(50,000)	(225,000)

Shares outstanding, end of period	175,004	225,004

(1)	All of the distributions to shareholders came from distributable earnings.

See Notes to Consolidated Financial Statements.	19

Bitwise Funds Trust

Financial Highlights

Bitwise COIN Option Income Strategy ETF Selected Per Share Data	Period Ended June 30, 2025(a) (Unaudited)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.04
Net realized and unrealized gain (loss)	17.13

Total from investment operations	17.17

Less distributions from:
Net investment income	(11.78)

Total distributions	(11.78)

Net Asset Value, end of period	$55.39

Total Return (%)	(35.84	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4
Ratio of expenses (%)	0.95	(d)(e)
Ratio of net investment income (loss) (%)	0.32	(d)(e)
Portfolio turnover rate (%)(f)	0	(c)

(a)	For the period April 1, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period April 3, 2025 (commencement of Fund expenses) through June 30, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	20

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise GME Option Income Strategy ETF Selected Per Share Data	Period Ended June 30, 2025(a) (Unaudited)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.02)
Net realized and unrealized gain (loss)	(7.01)

Total from investment operations	(7.03)

Net Asset Value, end of period	$42.97

Total Return (%)	(14.06	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2
Ratio of expenses (%)	0.95	(d)(e)
Ratio of net investment income (loss) (%)	(0.79	)(d)(e)
Portfolio turnover rate (%)(f)	0	(c)

(a)	For the period June 9, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period June 10, 2025 (commencement of Fund expenses) through June 30, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	21

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise MARA Option Income Strategy ETF Selected Per Share Data	Period Ended June 30, 2025(a) (Unaudited)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.03)
Net realized and unrealized gain (loss)	9.09

Total from investment operations	9.06

Less distributions from:
Net investment income	(9.34)
Return of capital	(1.89	)(c)

Total distributions	(11.23)

Net Asset Value, end of period	$47.83

Total Return (%)	19.36	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$15
Ratio of expenses (%)	0.95	(e)(f)
Ratio of net investment income (loss) (%)	(0.25	)(e)(f)
Portfolio turnover rate (%)(g)	0	(d)

(a)	For the period April 1, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)

Return of capital is estimated based off the 19a-1 notices disseminated throughout the period. Final tax characterization on distributions to shareholders will be finalized at fiscal year end, December 31, 2025.

(d)	Not annualized.
(e)	Annualized.
(f)	For the period April 3, 2025 (commencement of Fund expenses) through June 30, 2025.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	22

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise MSTR Option Income Strategy ETF Selected Per Share Data	Period Ended June 30, 2025(a) (Unaudited)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.11
Net realized and unrealized gain (loss)	10.73

Total from investment operations	10.84

Less distributions from:
Net investment income	(7.01)
Return of capital	(1.87	)(c)

Total distributions	(8.88)

Net Asset Value, end of period	$51.96

Total Return (%)	23.30	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$99
Ratio of expenses (%)	0.95	(e)(f)
Ratio of net investment income (loss) (%)	0.91	(e)(f)
Portfolio turnover rate (%)(g)	0	(d)

(a)	For the period April 1, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)

Return of capital is estimated based off the 19a-1 notices disseminated throughout the period. Final tax characterization on distributions to shareholders will be finalized at fiscal year end, December 31, 2025.

(d)	Not annualized.
(e)	Annualized.
(f)	For the period April 3, 2025 (commencement of Fund expenses) through June 30, 2025.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	23

Bitwise Funds Trust

Consolidated Financial Highlights

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a) (Unaudited)
Net Asset Value, beginning of period	$47.47		$33.34	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.58		1.41	0.61
Net realized and unrealized gain (loss)	(2.68)		32.94	9.61

Total from investment operations	(2.10)		34.35	10.22

Less distributions from:
Net investment income	—		(20.22)	(1.88)

Total distributions	—		(20.22)	(1.88)

Net Asset Value, end of period	$45.37		$47.47	$33.34

Total Return (%)	(4.44	)(c)	103.06	40.56	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$20		$19	$7
Ratio of expenses before fee waiver (%)	1.11	(d)	1.38	3.36	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	(d)	0.85	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.61	(d)	2.79	2.82	(d)(e)
Portfolio turnover rate (%)(f)	0	(c)	0	0	(c)

(a)	For the period March 20, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period March 21, 2023 (commencement of Fund expenses) through December 31, 2023.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	24

Bitwise Funds Trust

Consolidated Financial Highlights (Continued)

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a) (Unaudited)
Net Asset Value, beginning of period	$35.08		$33.99	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.40		1.32	0.24
Net realized and unrealized gain (loss)	(5.23)		20.59	10.74

Total from investment operations	(4.83)		21.91	10.98

Less distributions from:
Net investment income	—		(20.82)	(1.99)

Total distributions	—		(20.82)	(1.99)

Net Asset Value, end of period	$30.25		$35.08	$33.99

Total Return (%)	(13.76	)(c)	64.51	43.70	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$5		$5	$3
Ratio of expenses before fee waiver (%)	1.29	(d)	1.22	1.31	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	(d)	0.85	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.73	(d)	2.87	2.97	(d)(e)
Portfolio turnover rate (%)(f)	0	(c)	0	0	(c)

(a)	For the period September 29, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period October 2, 2023 (commencement of Fund expenses) through December 31, 2023.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	25

Bitwise Funds Trust

Consolidated Financial Highlights (Continued)

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a) (Unaudited)
Net Asset Value, beginning of period	$37.09		$31.99	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.46		1.13	0.21
Net realized and unrealized gain (loss)	(1.90)		9.43	8.92

Total from investment operations	(1.44)		10.56	9.13

Less distributions from:
Net investment income	—		(5.46)	(2.14)

Total distributions	—		(5.46)	(2.14)

Net Asset Value, end of period	$35.65		$37.09	$31.99

Total Return (%)	(3.88	)(c)	33.01	36.47	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$6		$8	$2
Ratio of expenses before fee waiver (%)	1.11	(d)	1.13	1.52	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	(d)	0.85	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.81	(d)	2.81	2.77	(d)(e)
Portfolio turnover rate (%)(f)	0	(c)	0	0	(c)

(a)	For the period September 29, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period October 2, 2023 (commencement of Fund expenses) through December 31, 2023.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	26

Bitwise Funds Trust

Notes to Financial Statements

June 30, 2025 (Unaudited)

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022 as a Delaware Statutory Trust.

As of June 30, 2025, the Trust consists of nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Bitwise COIN Option Income Strategy ETF

Bitwise GME Option Income Strategy ETF

Bitwise MARA Option Income Strategy ETF

Bitwise MSTR Option Income Strategy ETF

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Each Fund is a non-diversified series of the Trust.

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots of 10,000 shares, except Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF, Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF and Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF whose lot consist of 25,000 shares, each called a “Creation Unit”, to authorized participants. An authorized participant is either (i) a broker-dealer or other participant in the clearing process through Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with the Distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Bitwise COIN Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise GME Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise MARA Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise MSTR Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiary (each, a “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation.

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its proportionate share of its respective share of the applicable Subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by the respective Fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

27

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

Fund	Wholly Owned Subsidiary
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Bitwise Bitcoin and Ether Equal Weight Strategy Cayman Subsidiary, LLC
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	Bitwise Ethereum Strategy Cayman Subsidiary, LLC

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2025	% of Fund’s Consolidated Total Assets at June 30, 2025
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	March 20, 2023	$28,645	0.1%
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	September 29, 2023	$4,320	0.1%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	September 29, 2023	$5,303	0.1%

3. Significant Accounting Policies

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds qualify as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Advisor (“the Valuation Committee”).

The NAV of the Funds’ shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange traded options are valued at the mid between the current bid and ask prices on the exchange on which such options are traded. These securities are categorized as Level 1 in the fair value hierarchy. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued by a model-based price provided by third-party pricing providers at the official close of the trading day. In selecting the model prices, the Investment Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If the pricing vendors are not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined above). These securities are categorized as Level 2 in the fair value hierarchy.

Fixed income and debt securities are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of the fixed income securities. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation. Fixed income and debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their reported NAV each business day and are categorized as Level 1.

28

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2025 for each Fund based upon the three levels defined above:

Bitwise COIN Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$612,364	$—	$612,364
Money Market Funds	636,552	—	—	636,552

TOTAL	636,552	612,364	—	1,248,916

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(101,832)	(535,712)	—	(637,544)

TOTAL	(101,832)	(535,712)	—	(637,544)

Bitwise GME Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	—	134,567	—	134,567
Money Market Funds	68,245	—	—	68,245

TOTAL	68,245	134,567	—	202,812

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(28,160)	(137,547)	—	(165,707)

TOTAL	(28,160)	(137,547)	—	(165,707)

Bitwise MARA Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	—	2,382,613	—	2,382,613
Money Market Funds	838,725	—	—	838,725

TOTAL	838,725	2,382,613	—	3,221,338

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(517,318)	(1,630,825)	—	(2,148,143)

TOTAL	(517,318)	(1,630,825)	—	(2,148,143)

29

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Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

Bitwise MSTR Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$14,256,325	$—	$14,256,325
Money Market Funds	2,535,930	—	—	2,535,930

TOTAL	2,535,930	14,256,325	—	16,792,255

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(828,376)	(9,238,203)	—	(10,066,579)

TOTAL	(828,376)	(9,238,203)	—	(10,066,579)

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	—	14,450,934	—	14,450,934
Money Market Funds	3,943,104	—	—	3,943,104

TOTAL	3,943,104	14,450,934	—	18,394,038

Liabilities	Level 1	Level 2	Level 3	Total
Futures	(664)	—	—	(664)

TOTAL	(664)	—	—	(664)

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	—	3,995,817	—	3,995,817
Money Market Funds	537,081	—	—	537,081

TOTAL	537,081	3,995,817	—	4,532,898

Liabilities	Level 1	Level 2	Level 3	Total
Futures	(1,035)	—	—	(1,035)

TOTAL	(1,035)	—	—	(1,035)

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	—	5,793,934	—	5,793,934
Money Market Funds	440,448	—	—	440,448

TOTAL	440,448	5,793,934	—	6,234,382

Cash

Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Consolidated Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

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Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Each Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Consolidated Statement of Operations.

Derivative Financial Instruments

In the normal course of business, a Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the primary underlying risk: Crypto Assets. In addition to its primary underlying risks, a Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., crypto assets, interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and a Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic

31

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation.

An American call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The European equivalent exhibits the same properties, though restricts the buyer by only allowing the exercise of their right to buy when the option expires. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. An American put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument, or exposure with the same return profile as the underlying instrument to meet the obligations of the options contract, subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

32

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

The following table summarizes the value of the Funds’ derivative instruments held as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives

Bitwise COIN Option Income Strategy ETF
	Investments, at		Investments, at
Equity contracts	value(1)	$612,364	value(1)	$—

Equity contracts	Written options	$—	Written options	$637,544

Bitwise GME Option Income Strategy ETF
	Investments, at		Investments, at
Equity contracts	value(1)	$134,567	value(1)	$—

Equity contracts	Written options	$—	Written options	$165,707

Bitwise MARA Option Income Strategy ETF
	Investments, at		Investments, at
Equity contracts	value(1)	$2,382,613	value(1)	$—

Equity contracts	Written options	$—	Written options	$2,148,143

Bitwise MSTR Option Income Strategy ETF
	Investments, at		Investments, at
Equity contracts	value(1)	$14,256,325	value(1)	$—

Equity contracts	Written options	$—	Written options	$10,066,579

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
	Unrealized		Unrealized
	appreciation on		depreciation on
Crypto Asset	futures contracts*	$—	futures contracts*	$663

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
	Unrealized		Unrealized
	appreciation on		depreciation on
Crypto Asset	futures contracts*	$—	futures contracts*	$1,035

*  Includes cumulative unrealized appreciation or unrealized cumulative depreciation on Futures Contracts as disclosed in the Schedule of Investments.

(1) Purchased option contracts are included in Investments within the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

For the period ended June 30, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Purchase Option(a) Contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Bitwise COIN Option Income Strategy ETF	Equity contracts	$ 957,402	$ 35,364
Bitwise GME Option Income Strategy ETF	Equity contracts	–	(40,143)
Bitwise MARA Option Income Strategy ETF	Equity contracts	(351,920)	325,675
Bitwise MSTR Option Income Strategy ETF	Equity contracts	(284,476)	3,259,465

(a) Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

33

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

For the period ended June 30, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Written Option

Contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Bitwise COIN Option Income Strategy ETF	Equity contracts	$(369,614)	$(6,850)
Bitwise GME Option Income Strategy ETF	Equity contracts	$41,221	$4,464
Bitwise MARA Option Income Strategy ETF	Equity contracts	$357,512	$137,274
Bitwise MSTR Option Income Strategy ETF	Equity contracts	$5,877,100	$1,010,044

For the period ended June 30, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Futures Contracts by risk type, as disclosed in the Consolidated Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Crypto Asset	$(1,099,690)	$(664)
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Crypto Asset	$(975,544)	$(1,035)
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	Crypto Asset	$(422,403)	$—

For the period ended June 30, 2025, the average monthly notional volume of derivatives was as follows:

Fund	Future Contracts (Contract Value)	Purchased Option Contracts (Contract Value)	Written Option Contracts (Contract Value)
Bitwise COIN Option Income Strategy ETF	$ —	$ 269,577	$ (280,709)
Bitwise GME Option Income Strategy ETF	—	134,567	(165,707)
Bitwise MARA Option Income Strategy ETF	—	845,445	(830,425)
Bitwise MSTR Option Income Strategy ETF	—	9,043,356	(6,463,220)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	11,284,049	—	—
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	2,229,786	—	—
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	1,760,684	—	—

4. Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF, Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF and Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Funds may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Funds to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Funds to counterparties are recorded as a component of interest expense on each Fund’s Consolidated Statement of Operations. Borrowing may cause the Funds to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Funds are subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the value of an investment in the Funds may decline.

At June 30, 2025, the Funds did not hold any reverse repurchase agreements.

5. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory

34

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Adviser is entitled to receive a management fee from each Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Bitwise COIN Option Income Strategy ETF	0.95%
Bitwise GME Option Income Strategy ETF	0.95%
Bitwise MARA Option Income Strategy ETF	0.95%
Bitwise MSTR Option Income Strategy ETF	0.95%
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	0.85%
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	0.85%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	0.85%

For the Funds below, the Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Funds to the extent necessary to ensure that total annual Fund operating expenses do not exceed 0.85% of average daily net assets until May 1, 2027.

For the period ended June 30, 2025, the Adviser reimbursed the Funds for broker expenses and other trading expenses as follows:

Fund	Expenses Reimbursed
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$25,577
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	9,103
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	8,487

For the period ended June 30, 2025 the Funds had a receivable from Adviser. The Adviser reimbursed the Funds on July 8, 2025 as follows:

Fund	Receivable Reimbursed
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$3,458
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	1,150
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	1,224

For Bitwise COIN Option Income Strategy ETF, Bitwise MARA Option Income Strategy ETF and Bitwise MSTR Option Income Strategy ETF, the Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Funds to the extent necessary to ensure that total annual fund operating expenses (excluding brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses) do not exceed 0.95% of average daily net assets until April 2, 2027. Since inception, there have been no waivers or reimbursement from the Adviser.

This unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for the services it provides to the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Vident Asset Management (the “Sub-Adviser”) serves as the Sub-Adviser to the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

For the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF and the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF, the Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

A Trustee and certain Officers of the Funds are also employees of the Adviser and receive no compensation from the Funds.

35

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

6. Fund Share Transactions

The Funds issues and redeems shares at NAV only in large blocks of 25,000 Shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the shares are not redeemable securities of the Funds.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

7. Federal Income Taxes

As of December 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$ 19,469,396	$ (1,400,310)	$6,795,183	$(8,195,493)
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	5,735,754	(474,276)	3,241,638	$ (3,715,914)
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	9,225,825	(886,351)	660,859	(1,547,210)

The tax character of current year distributions will be determined at the end of the current fiscal year.

8. Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Selective members of the Executive Management Committee, Officers of the Trust and other senior personnel of the Trust’s adviser, acts as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each individual Fund and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy for each Fund which is executed by the Funds’ portfolio managers. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, creations and redemptions), which are used by the CODM to assess each Fund’s single segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Funds’ single segment, is consistent with that presented within each of the Funds’ respective financial statements. Segment assets for each Fund are reflected on the accompanying consolidated statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying consolidated statement of operations for each respective Fund.

9. Risk and Uncertainties

Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.

10. Subsequent Events

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were available to be issued. Management has determined that there were no material events that would require disclosure or recognition in the Funds’ consolidated financial statements other than those disclosed above, which occurred during the period subsequent to June 30, 2025.

36

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreement and Sub-Advisory Agreement (Unaudited)

Approval of the Initial Term of the Investment Management Agreement Relating to the Bitwise COIN Option Income Strategy ETF, the Bitwise MARA Option Income Strategy ETF and the Bitwise MSTR Option Income Strategy ETF

At a regularly scheduled meeting held on February 26, 2025 (the “February Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Bitwise Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Bitwise Investment Manager, LLC (“BIM” or the “Adviser”) and the Trust, on behalf of the Bitwise COIN Option Income Strategy ETF, Bitwise MARA Option Income Strategy ETF and Bitwise MSTR Option Income Strategy ETF (the “New Funds”).

Pursuant to Section 15 of the 1940 Act, the Investment Management Agreement must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Management Agreement.

In addition to the written materials provided to the Board in advance of the February Meeting, representatives from the Adviser provided the Board with an overview, during the February Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser, and additional information about the Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the New Funds, each New Fund’s proposed fees, and the operational aspects of the New Funds. The Board considered the Adviser’s presentation and the materials it received in advance of the February Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Investment Management Agreement. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser. The Board deliberated on the approval of the Investment Management Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Investment Management Agreement was both written and oral.

At the February Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and its respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for each New Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each New Fund grows and whether the overall advisory fee for each New Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Investment Management Agreement are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Investment Management Agreement with respect to each New Fund separately.

Approval of the Investment Management Agreement with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for each New Fund, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.

37

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreement and Sub-Advisory Agreement (Unaudited) (Continued)

Performance. The Board noted that because each New Fund had not yet commenced operations, they could not consider each New Fund’s past performance. The Board was presented with information about each New Fund’s investment strategy. The Board noted that the Adviser does not currently manage a directly comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison with the New Funds but did note the Adviser’s good record of prior performance for the other registered funds for which it serves as investment adviser. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser was expected to obtain an acceptable level of investment returns for each New Fund’s shareholders. The Board considered the qualifications of the proposed portfolio managers and agreed that the Adviser was well positioned to manage the strategies proposed.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary fee and the differences in each New Fund’s strategy from the Selected Peer Group. In considering the level of the advisory fee with respect to the New Funds, the Board also noted that the Adviser did not manage any other accounts with a similar investment strategy. The Board did review a summary of all management fees charged by Bitwise Asset Management, Inc., an affiliate of the Adviser (“BAM”), across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that each New Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the New Funds was a “unitary fee,” meaning the New Funds would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Adviser or its affiliates from the Adviser’s relationship with each New Fund. They noted that the Adviser will not use soft dollars when executing portfolio transactions for each New Fund. They also noted that, to the extent that each New Fund is successful, it may lead to positive public relations for the Adviser.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in the New Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth and the possibility of adopting an expense reimbursement/fee waiver agreement or the introduction of fee breakpoints in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.

Approval of Continuation of the Investment Management Agreement Relating to the Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC

In addition, at the February Meeting, the Board of Trustees of the Trust, including a majority of the Independent Trustees, unanimously approved the continuation of the investment management agreement (the “Cayman Management Agreement”) between the Adviser and Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC (the “Cayman Subsidiary”), a Cayman Islands exempted company.

38

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreement and Sub-Advisory Agreement (Unaudited) (Continued)

The Cayman Subsidiary had been organized to engage in the business of a controlled foreign corporation that holds and trades certain securities and instruments for the benefit of the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF (“BITC”).

At the February Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Cayman Subsidiary; (ii) the Cayman Subsidiary’s expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and its affiliates from their relationship with the Cayman Subsidiary; (iv) comparative fee and expense data for the Cayman Subsidiary; (v) the extent to which economies of scale would be realized as the Cayman Subsidiary grew and whether the overall advisory fee for the Cayman Subsidiary would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Cayman Subsidiary, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Cayman Management Agreement are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser. The Board deliberated on the approval of the Cayman Management Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Cayman Management Agreement was both written and oral.

Approval of the Cayman Management Agreement with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Cayman Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the Cayman Subsidiary that is critical to the investment program it runs in connection with its service as investment adviser to BITC. The Trustees noted the responsibilities that the Adviser will have as investment adviser to the Cayman Subsidiary, including the oversight of the activities and operations of the investment sub-adviser to the Cayman Subsidiary and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Cayman Subsidiary. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as recent responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Cayman Subsidiary by the Adviser.

Performance. The Board noted that it did not evaluate the performance of the Cayman Subsidiary itself, as the performance of the Cayman Subsidiary is not the relevant inquiry as it would be when evaluating the performance of a traditional fund. Instead, the relevant inquiry was whether the Cayman Subsidiary was performing as intended as it related to the operation of BITC. The Board noted that it had received quarterly reports since BITC’s inception regarding the operation of the Cayman Subsidiary and in each such instance was satisfied that the Adviser was providing a high level of service to the Cayman Subsidiary. The Board considered the Adviser’s established track record with regard to the management of the Cayman Subsidiary, the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser continued to have the overall capability to perform its duties with respect to the Cayman Subsidiary under the Cayman Management Agreement.

Fees and Expenses. Regarding the costs of the services provided by the Adviser, the Board considered that the Adviser has a unitary fee arrangement with BITC, pursuant to which the Adviser receives a management fee from BITC and pays all Fund operating expenses, with certain exceptions, and including the sub-advisory fees. The Board further considered that the Cayman Subsidiary is not assessed a management fee and will be included in the same fee arrangement as BITC. The Board noted that the Cayman Subsidiary’s expenses will be paid by the Adviser pursuant to the unitary fee arrangement with BITC.

Cost of Services to be Provided and Profitability. The Board noted that the Adviser does not receive separate compensation for managing the Cayman Subsidiary, or any direct or indirect benefits from its relationship with the Cayman Subsidiary.

Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing BITC as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with BITC’s shareholders through the fund’s unitary fee structure. In the event there were to be significant asset growth in BITC, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board noted that there

39

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreement and Sub-Advisory Agreement (Unaudited) (Continued)

would be no additional fee charged with respect to the Cayman Subsidiary and that the Adviser would bear the expenses of the Cayman Subsidiary.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Cayman Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Cayman Management Agreement were fair and reasonable to the Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an additional term of one year was in the best interests of the Cayman Subsidiary and BITC.

Approval of the Initial Term of the Investment Management Agreement Relating to the Bitwise GME Option Income Strategy ETF

At a regularly scheduled meeting held on June 4, 2025 (the “June Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Bitwise Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Bitwise Investment Manager, LLC (“BIM” or the “Adviser”) and the Trust, on behalf of the Bitwise GME Option Income Strategy ETF(the “New Fund”).

Pursuant to Section 15 of the 1940 Act, the Investment Management Agreement must be approved with respect to the New Fund by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Management Agreement.

In addition to the written materials provided to the Board in advance of the June Meeting, representatives from the Adviser provided the Board with an overview, during the June Meeting, of New Fund’s proposed strategy, the services proposed to be provided to the New Fund by the Adviser, and additional information about the Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the New Fund, proposed fees, and the operational aspects of the New Fund. The Board considered the Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Investment Management Agreement. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser. The Board deliberated on the approval of the Investment Management Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Investment Management Agreement was both written and oral.

At the June Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the New Fund; (ii) the New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and its respective affiliates from their relationship with the Trust and the New Fund; (iv) comparative fee and expense data for the New Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Fund grows and whether the overall advisory fee for the New Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the New Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Investment Management Agreement are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Investment Management Agreement with respect to the New Fund separately.

Approval of the Investment Management Agreement with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the New Fund, determining the assets to be purchased, retained or sold by the New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Fund, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s

40

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreement and Sub-Advisory Agreement (Unaudited) (Continued)

Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Adviser.

Performance. The Board noted that because the New Fund had not yet commenced operations, they could not consider the New Fund’s past performance. The Board was presented with information about the New Fund’s investment strategy. The Board noted that the Adviser had recently begun managing the Bitwise COIN Option Income Strategy ETF, Bitwise MARA Option Income Strategy ETF and Bitwise MSTR Option Income Strategy ETF – each of which employed strategies similar to the New Fund, but that it had not been managing them long enough to yet derive conclusions. Nevertheless, the Board did note the Adviser’s good record of prior performance for the other registered funds for which it serves as investment adviser. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Fund under the Investment Management Agreement, and that the Adviser was expected to obtain an acceptable level of investment returns for the New Fund’s shareholders. The Board considered the qualifications of the proposed portfolio managers and agreed that the Adviser was well positioned to manage the strategies proposed.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Fund. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the New Fund’s proposed unitary fee and the differences in the New Fund’s strategy from the Selected Peer Group. The Board reviewed a summary of all management fees charged by Bitwise Asset Management, Inc., an affiliate of the Adviser (“BAM”), across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that the New Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the New Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the New Fund had not yet commenced operations and consequently, the future size of the New Fund and the Adviser’s future profitability were generally unpredictable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Adviser or its affiliates from the Adviser’s relationship with the New Fund. They noted that the Adviser will not use soft dollars when executing portfolio transactions for the New Fund. They also noted that, to the extent that each New Fund is successful, it may lead to positive public relations for the Adviser.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the New Fund’s shareholders through the New Fund’s unitary fee structure. In the event there were to be significant asset growth in the New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth and the possibility of adopting an expense reimbursement/fee waiver agreement or the introduction of fee breakpoints in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the New Fund and its shareholders.

41

Bitwise Funds Trust

Additional Information (Unaudited)

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

42

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Investment Adviser	Investment Sub-Adviser	Custodian, Administrator,
Bitwise Investment	Vident Asset Management	Securities Lending Agent &
Manager, LLC	1125 Sanctuary Parkway,	Transfer Agent
250 Montgomery Street,	Suite 515	The Bank of New York Mellon
Suite 200	Alpharetta, GA 30009	240 Greenwich Street
San Francisco, CA 94104		New York, NY 10036

Distributor	Independent Registered	Legal Counsel
Foreside Fund Services, LLC	Public Accounting Firm	Chapman and Cutler LLP
Three Canal Plaza, Suite 100	KPMG LLP	320 South Canal Street
Portland, ME 04101	345 Park Avenue	Chicago, IL 60606
New York, NY 10154

Bitwise Funds Trust
250 Montgomery Street,
Suite 200,
San Francisco, CA 94104

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)  Not applicable for semi-annual reporting period.

(a)(2)  Not applicable for semi-annual reporting period.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bitwise Funds Trust

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro, President
(principal executive officer)

Date: August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro President
(principal executive officer)

Date: August 29, 2025

By (Signature and Title)*	/s/ James Gallo, Treasurer
James Gallo, Treasurer
(principal financial officer)

Date: August 29, 2025

*	Print the name and title of each signing officer under his or her signature.